Inventories	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Inventories [Text Block]
Inventories
Inventories consist of the following:

	December 31, 2012	December 31, 2011
Finished goods	$7.7	$12.4
Work-in-process	8.2	17.9
Raw materials	13.1	12.9
	$29.0	$43.2

See Note 3 - MacAndrews Acquisition of M & F Worldwide for a discussion of the effect of the application of fair value accounting for business combinations on the carrying value of inventories at December 31, 2011.